Description of Business - Reverse Recapitalization (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash - Trust and cash, net of redemptions	$ 345,628
Cash - PIPE Investment	155,000
Gross proceeds from Business Combination	500,628
Less: transaction costs and advisory fees, paid	(55,981)
Reverse recapitalization, net of transaction costs	$ 444,647